Allowance for Credit Losses (Textuals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for credit losses (Textuals)
Allowance for credit losses, individually evaluated for impairment	$ 4,519	$ 4,573
The recorded investment in past-due finance lease receivables on nonaccrual status	2,182	1,670
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	35
Allowance for credit losses	$ 4,519	4,573	$ 2,572
Minimum
Allowance for credit losses (Textuals)
Period required for considering financing receivable as non accrual status	60 days
Period for placing financing receivables on non-accrual status	89 days
Past Due Period Of Financing Receivable Accruing Interest	90 days
Maximum
Allowance for credit losses (Textuals)
Period required for considering financing receivable as non accrual status	89 days
Finance Leases Financing Receivable [Member]
Allowance for credit losses (Textuals)
Individually evaluated for impairment	$ 153,687	105,930
Allowance for credit losses	385	439	525
Impaired financing receivable, related allowance		4,134
Notes Receivable [Member]
Allowance for credit losses (Textuals)
Individually evaluated for impairment	23,053	17,340
Allowance for credit losses	4,134	4,134	$ 2,047
Brazil | Finance Leases Financing Receivable [Member]
Allowance for credit losses (Textuals)
Individually evaluated for impairment	$ 127,865	$ 66,393